Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2022
Share-Based Compensation (Tables) [Line Items]
Schedule of share-based compensation expense
	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Sales and marketing	674	110	-	-
General and administrative	137,312	42,752	306,832	44,539
Total share-based compensation expense	137,986	42,862	306,832	44,539

Amended 2015 Plan [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of summary of share options activities
					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	Share	exercise	grant date	intrinsic	contractual
	Options	price	fair value	value	term
		US$	US$	US$
Outstanding as of August 31, 2019	393,844,018	0.05	0.13	53,966	7.80
Granted	93,574,240	0.05	0.10
Forfeited	(29,876,751)	0.11	0.11
Exercised	(65,654,200)	0.01	0.13
Outstanding as of August 31, 2020	391,887,307	0.05	0.04	31,356	7.57
Granted	115,241,400	0.04	0.05
Forfeited	(82,902,302)	0.03	0.05
Exercised	(81,138,360)	0.02	0.05
Outstanding as of August 31, 2021	343,088,045	0.06	0.04	1,375	5.58
Granted	-
Cancelled	(343,088,045)	0.06	0.04
Exercised	-
Outstanding as of August 31, 2022	-

Schedule of summary of Restricted Shares activities
				Weighted
		Weighted		average
	Number of	average	Aggregate	remaining
	Restricted	grant date	intrinsic	contractual
	Shares	fair value	value	term
		US$	US$
Outstanding as of September 1, 2019	14,337,880	0.21	2,737	2.80
Granted	39,821,200	0.20
Forfeited	(2,409,120)	0.54
Exercised	(4,341,329)	0.20
Outstanding as of August 31, 2020	47,408,631	0.07	5,025	0.01
Granted	5,502,840	0.11
Forfeited	(7,949,681)	0.19
Exercised	(2,185,400)	0.22
Outstanding as of August 31, 2021	42,776,390	0.17	596	1.61
Granted
Cancelled	(42,776,390)	0.17
Exercised
Outstanding as of August 31, 2022	-

Domestic Plan [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of summary of share options activities
		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of August 31, 2019	70,000	91.43	150.80	39,687
Granted	-	-	-
Forfeited	-	-	-
Exercised	(70,000)	91.43	150.80
Outstanding as of August 31, 2020	-	-	-	-
Vested and expected to vest as of August 31, 2020	-	-	-	-

Shanghai Yimi [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule assumptions estimate the fair value of restricted shares
For the year ended
August 31, 2020
Risk-free interest rate	0.65%-1.92%
Expected volatility	51.8%-52.7%
Suboptimal exercise factor	2.20-2.80
Fair value per ordinary share	US$0.05-US$0.12

For the year ended
August 31, 2021
Risk-free interest rate	0.65%-1.92%
Expected volatility	33.27%
Suboptimal exercise factor	2.20-2.80
Fair value per ordinary share	US$0.05-US$0.12